Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases	Leases
The Company leases office space under various operating lease agreements. The initial terms of these leases range from 2 to 7 years and generally provide for periodic rent increases and renewal options.
The components of lease expense were as follows (in thousands):

(Dollars in Thousands)	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Operating lease cost	$475	$1,406

Cash paid for amounts included in the measurement of lease liabilities - operating leases		$1,629
Weighted-average remaining lease term - operating leases		4.8 Years
Weighted-average discount rate - operating leases		3.5%
The aggregate future lease payments for operating leases in the years subsequent to September 30, 2021 are as follows:

(Dollars in Thousands)
Remainder of 2021	$549
2022	2,213
2023	2,261
2024	2,274
2025	2,237
Thereafter	1,407
Total future lease payments	10,941
Imputed interest	(901)
Total	$10,040